Deferred revenue - Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 26,907	$ 26,879
Deferred interest on lease receivable	355,451	0
Other deferred revenue	1,690	2,828
Deferred revenue	384,048	29,707
Current portion	(55,367)	(28,179)
Deferred revenue	$ 328,681	$ 1,528